FINANCIAL DATA OF THE COMMINGLED TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The Statements of Net Assets Available for Benefits of the Commingled Trust are as follows:

	December 31, 2025		December 31, 2024
(Dollars in Thousands)	Commingled Trust	Plan's Interest in Commingled Trust	Commingled Trust	Plan's Interest in Commingled Trust
Investments:
Investments at Fair Value:
Common Collective Trusts
NT Collective S&P 500 Index Fund	$724,829	$5,087	$709,312	$2,544
JP Morgan ACWI Ex US Fund	194,637	1,284	176,480	564
NT Collective Russell 1000 Growth Index Fund	286,910	5,577	270,329	3,156
Vanguard Fiduciary Trust Target Retirement Income Fund	55,187	641	53,960	1,307
Vanguard Fiduciary Trust Target Retirement 2025 Fund	288,590	8,143	300,910	12,064
Vanguard Fiduciary Trust Target Retirement 2035 Fund	563,427	32,431	521,599	31,453
Vanguard Fiduciary Trust Target Retirement 2045 Fund	464,686	19,355	399,470	15,979
Vanguard Fiduciary Trust Target Retirement 2055 Fund	208,728	13,318	172,351	10,309
Vanguard Fiduciary Trust Target Retirement 2065 Fund	68,107	5,160	47,348	3,781
Capital Group Employee Benefit Investment Trust	203,084	2,486	192,297	578
Short-Term Investments	7,528	207	14,124	432
Mutual Funds
JP Morgan Large Cap Value Fund	101,730	873	84,035	438
Blackrock Funds Advantage Small Cap Core Fund	93,550	243	94,802	138
Charles Schwab Self Directed Account - Mutual Funds	66,324	592	62,548	547
Common Stock of The Goodyear Tire & Rubber Company	31,339	1,585	35,250	1,450
Total Investments at Fair Value	3,358,656	96,982	3,134,815	84,740
Investments at Contract Value:
Investment Contracts (See Note 8)	411,008	11,203	475,251	14,402
Total Investments	3,769,664	108,185	3,610,066	99,142
Receivables:
Accrued Interest and Dividends	37	1	52	2
Total Receivables	37	1	52	2
Total Assets	3,769,701	108,186	3,610,118	99,144
Liabilities:
Pending Trades	—	—	(12)	—
Administrative Expenses Payable	(743)	(11)	(969)	(13)
Total Liabilities	(743)	(11)	(981)	(13)
Net Assets Available for Benefits	$3,768,958	$108,175	$3,609,137	$99,131
Net investment gain for the Commingled Trust is as follows:

(Dollars in Thousands)	Year Ended December 31, 2025
Net Appreciation in Fair Value of Investments	$522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$541,112